Net Earnings (Loss) Per Share - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2011	May 01, 2010
Earnings Per Share [Line Items]
Participating securities excluded from the calculation of earnings per share	3,463	3,228